Related Party Transactions - Partnership Subsidiaries (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Apr. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Advances from affiliates	$ 5,143		$ 4,924	$ 5,143
Advances from affiliates (note 12b)	7,003		11,047	7,003
Acquisition of non-controlling interest in certain of the Partnership's subsidiaries (note 12e)		$ 2,200	(462)	2,681
Advances to affiliates
Related Party Transaction [Line Items]
Advances from affiliates	5,100		4,900	5,100
Advances from affiliates (note 12b)	$ 7,000		$ 11,000	7,000
Subsidiaries of Teekay LNG [Member]
Related Party Transaction [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	1.00%
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	1.00%
Newbuildings | Advances to affiliates
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions				$ 1,800	$ 15,300